CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS
NOTE 5:-	CASH AND CASH EQUIVALENTS

	December 31,
	2016	2017

USD cash for immediate withdrawal	25,863	26,700
Non-USD cash for immediate withdrawal	3,003	9,369

	28,866	36,069